Income Taxes (Tables)	12 Months Ended
Apr. 27, 2019
Income (Loss) Before Income Taxes
Income (loss) before income taxes for fiscal 2019, fiscal 2018 and fiscal 2017 are as follows:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Domestic operations	$3,082	(137,693)	47,127
Foreign operations	—	(2)	(328)

Total income (loss) before taxes	3,082	(137,695)	46,799

Income Tax Provisions (Benefits)
Income tax provisions (benefits) for fiscal 2019, fiscal 2018 and fiscal 2017 are as follows:

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Current:
Federal	$175	19,990	3,722
State	(1,628)	(1,340)	(7,480)
Foreign	—	—	—

Total current	(1,453)	18,650	(3,758)

Deferred:
Federal	43	(52,831)	25,724
State	723	21,966	2,810
Foreign	—	—	—

Total deferred	766	(30,865)	28,534

Total	$(687)	(12,215)	24,776

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

	Fiscal 2019	Fiscal 2018	Fiscal 2017
Federal statutory income tax rate	21.0%	30.3%	35.0%
State income taxes, net of federal income tax benefit	21.5	3.0	10.0
Changes to unrecognized tax benefits	(72.0)	1.8	(5.9)
Excess executive compensation	(0.9)	(0.1)	0.3
Meals and entertainment disallowance	10.0	(0.2)	0.5
Tax credits	(6.0)	0.6	—
Changes in valuation allowance	103.2	(26.7)	(1.2)
Changes in deferred taxes and payables	(34.7)	(3.7)	7.0
Amounts not deductible for tax	5.5	0.1	1.9
State law changes	(72.1)	1.5	3.1
Impact of Tax Cuts and Jobs Act	—	4.1	—
Goodwill impairment	—	(1.8)	—
Other, net	2.2	—	2.2

Effective income tax rate	(22.3)%	8.9%	52.9%

Components of Deferred Tax Assets and Liabilities	At April 27, 2019 and April 28, 2018, the significant components of the Company’s deferred taxes consisted of the following:

	April 27, 2019	April 28, 2018
Deferred tax assets:
Accrued liabilities	$37,288	$70,891
Insurance liability	4,577	4,830
Loss and credit carryovers	50,413	43,704
Lease transactions	—	93
Pension and post-retirement healthcare	317	340
Stock-based compensation	1,821	2,237
Other	1,669	1,542

Gross deferred tax assets	96,085	123,637

Valuation allowance	(42,503)	(45,861)

Net deferred tax assets	53,582	77,776

Deferred tax liabilities:
Prepaid expenses	(2,419)	(2,779)
Goodwill and intangible asset amortization	(64,529)	(65,910)
Inventory	(930)	(1,440)
Investment in Barnes & Noble.com	(51,978)	(53,304)
Depreciation	(1,310)	(6,387)
Lease transactions	(2,677)	—

Gross deferred tax liabilities	(123,843)	(129,820)

Net deferred tax liabilities	$(70,261)	$(52,044)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2019, fiscal 2018 and fiscal 2017 is as follows:

Balance at April 30, 2016	$14,572
Additions for tax positions of the current period	337
Additions for tax positions of prior periods	1,644
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,134)

Balance at April 29, 2017	$9,419
Additions for tax positions of the current period	—
Additions for tax positions of prior periods	—
Reductions due to settlements	(22)
Reductions for tax positions of prior periods	(2,548)

Balance at April 28, 2018	$6,849
Additions for tax positions of the current period	—
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Reductions for tax positions of prior periods	(2,473)

Balance at April 27, 2019	$4,376